Right of use assets and liabilities Right of use asset activity (Details)		12 Months Ended
	Jan. 01, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 26, 2019	Mar. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Equity Adjusted For Cumulative Effect Of New Accounting Principle In Period Of Adoption	$ 4,000	$ (2,249,000)
Right-of-use assets		697,903,000	$ 0			$ 24,200,000	$ 51,101,000
Net book value right of use assets
Additions to right-of-use assets		673,718,000
Right of use asset cost		724,819,000
Accumulated deprecation right-of-use assets		(26,916,000)	0
Depreciation, right-of-use assets		$ (26,916,000)	0	$ 0
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		6.00%
Minimum finance lease payments payable		$ 730,485,000
Vessels [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		680,483,000					$ 48,466,000
Additions to right-of-use assets		657,391,000
Right of use asset cost		705,857,000
Accumulated deprecation right-of-use assets		(25,374,000)	0
Depreciation, right-of-use assets		(25,374,000)
Drydock [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		17,420,000
Delivered vessels							2,635,000
Additions to right-of-use assets		16,327,000
Right of use asset cost		18,962,000
Accumulated deprecation right-of-use assets		(1,542,000)	$ 0
Depreciation, right-of-use assets		$ (1,542,000)
Trafigura transaction [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Delivered vessels					15